5. Promissory Notes Payable, Convertible Notes Payable and Accured Interest Payable (Details)		12 Months Ended
		Mar. 31, 2018 USD ($) $ / shares	Mar. 31, 2017 USD ($) $ / shares	Mar. 31, 2016 USD ($)	Mar. 31, 2014 USD ($) shares	Mar. 31, 2013 USD ($)	Mar. 31, 2018 $ / shares	Oct. 30, 2016 USD ($)	Aug. 01, 2016 USD ($)	May 13, 2016 USD ($)	Dec. 14, 2015 $ / shares
Promissory notes payable	[1]	$ 776,873	$ 767,978
Interest Expense		560,926	518,644	$ 482,759
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares					20,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					11,080,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares											$ 0.10
Fair Value of Warrants Issued as Debt Discount			1,532,877
Debt Issuance Costs, Gross					$ 558,552
Gain from settlement of debt for shares issuable		30,705
Accretion Expense		0	91,698	795,081
Loan Agreement 1
Debt Instrument, Interest Rate, Stated Percentage										1.25%
Debt Instrument, Maturity Date						Nov. 30, 2016
Convertible Notes Payable										$ 200,000
Loan Agreement 2
Debt Instrument, Interest Rate, Stated Percentage									1.25%
Debt Instrument, Maturity Date						Jan. 31, 2017
Convertible Notes Payable									$ 200,000
Loan Agreement 3
Debt Instrument, Interest Rate, Stated Percentage								1.25%
Debt Instrument, Maturity Date						Apr. 30, 2017
Convertible Notes Payable								$ 100,000
Convertible Debt
Debt Instrument, Increase, Accrued Interest		1,828,970
Debt Instrument Increase Accrued Interest Past Due		1,687,030
Convertible Debt | Loan Agreement 1
Interest Expense		48,000	31,442	0
Convertible Debt | Loan Agreement 2
Interest Expense		48,000	22,678	0
Convertible Debt | Loan Agreement 3
Interest Expense		$ 23,258	$ 6,440	$ 0
Convertible Promissory Notes
Debt Instrument, Interest Rate, Stated Percentage					8.00%
Debt Instrument, Description		In fiscal year 2014, the Company issued, in two separate tranches, 554 units of 8% redeemable promissory convertible notes (the “Notes”) together with Series C stock purchase warrants (the “Warrants”) to various accredited investors in an offering exempt from registration in the U.S pursuant to regulations D and S under the U.S. Federal Securities rules and regulations
Proceeds from Issuance of Debt					$ 5,540,000
Number of Shares Projected to be Issued to Convert Debt | shares					22,160,000
Debt Instrument, Convertible, Beneficial Conversion Feature					$ 195,938
Warrants Due December 18, 2016, Issued in 2014
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.30
Investment Warrants Expiration Date			Dec. 18, 2016
Warrants Due March 7, 2017, Issued in 2014
Investment Warrants Expiration Date			Mar. 07, 2017
Bridge Loan
Promissory notes payable						$ 435,000
Debt Instrument, Interest Rate, Stated Percentage						2.00%
Debt Instrument, Frequency of Periodic Payment				month
Debt Instrument, Maturity Date						Jun. 30, 2014
Debt Instrument Additional Interest on Accrued Interest		2.00%
Debt Instrument Additional Interest on Current Interest Expense		0.09%
Debt Instrument Principal and Accrued Interest Outstanding		$ 907,000	$ 703,000
Promissory Note
Interest Expense		182,000	$ 143,000	$ 116,000
Convertible Notes
Debt Instrument Principal and Accrued Interest Outstanding		24,514
Gain from settlement of debt for shares issuable		$ 30,705
Convertible Notes | Canada
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 0.05
Convertible Notes | United States
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.04

[1]	See Note 5.